Schedule of General and Administrative Expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Salaries and compensation	$ 821,425	$ 273,141
Professional fees	244,490	131,121
Office	14,433	6,656
Filing and Transfer Fees	13,195	8,942
Advertising	9,803
Bank charges and other	8,554	63,764
General and Administrative	$ 1,111,900	$ 483,624